Going Concern (Details) (USD $)	9 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2014	Apr. 30, 2013	Apr. 30, 2012
Going Concern (Textual)
Accumulated deficit	$ 471,869		$ 315,421	$ 121,452
Net cash used in operations	2,588	(73,530)	(119,280)	(11,445)
Stockholders' deficit	$ (154,613)		$ (19,132)	$ (47,414)	$ (41,846)